Summary Of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for credit losses of accounts receivable and short-term investments, impairment of long-lived assets, valuation allowance for deferred tax assets, determination of the stand-alone selling price (“SSP”) of performance obligations in revenue contracts, breakage estimates related to loyalty points, fair value of share-based payment awards and the fair values of financial instruments including redeemable convertible preferred shares and warrant liabilities. Management bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation
Foreign currency translation
The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, Dingdong Fresh BVI and Dingdong HK is the United States Dollar (“US$”). The functional currency of the Company’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Group uses RMB as its reporting currency. The financial statements of the Company and the Company’s subsidiary outside the PRC are translated from the functional currency to the reporting currency.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at
the exchange rates prevailing at the balance sheet
date. Non-monetary items
that are measured in terms of historical costs in foreign currency are re-measured using
the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive loss and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

Convenience translation
Convenience translation
Translations of amounts from RMB into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 to RMB6.3726 on December 31, 2021, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposit held at call and time deposit placed with commercial banks or other financial institutions in the PRC. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
Restricted cash
Restricted cash primarily consists of cash reserved in a bank account used as collateral for short-term loans and restricted deposits made as performance guarantees to some of the Group’s vendors. Restricted cash is expected to be released to cash within the next 12 months and therefore, classified as a current asset.

Short-term investments	Short-term investments
Short-term investments consist of investments in wealth management products with variable interest rates purchased from reputable financial institutions in the PRC and time deposits with contractual maturities between 3 to 12 months. The Group accounts for investments in wealth management products in accordance with ASC 320,
Investments—Debt Securities
(“ASC 320”). The Group classifies these investments as
“held-to-maturity”,
“trading” or
“available-for-sale”,
whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost.

Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
securities.
Available-for-sale
investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.
The Group classifies its investments in wealth management products as available-for-sale.
The carrying amounts of these short-term investments approximate their fair values because of their generally short maturities. The, unrealized gains (losses) of these investments were insignificant for all periods presented.

Accounts receivable, net
Accounts receivable, net
Accounts receivable, net mainly represent amounts due from third party payment providers for cash collected from individual customers and amounts due from corporate customers for sales of products which are recorded net of allowance for credit losses. The allowance for credit losses reflects the Company’s current estimate of credit losses expected to be incurred over the life of the receivables. The Company considers various factors in establishing, monitoring, and adjusting its allowance for credit losses including the aging of receivables and aging trends, customer creditworthiness and specific exposures related to particular customers. The Company also monitors other risk factors and forward-looking information, such as country specific risks and economic factors that may affect a customer’s ability to pay in establishing and adjusting its allowance for credit losses. Accounts receivable are written off after all collection efforts have ceased. The allowance for credit losses was insignificant for all periods presented.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments to reduce the cost of inventories to its net realizable value for slow-moving merchandise and damaged goods are recorded in cost of goods sold. The Group considers factors such as historical and forecasted consumer demand and promotional environment when estimating the net realizable value. The Group takes ownership, risks and rewards of the products purchased.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated useful life

Furniture, fixtures and equipment	4-5 years
Electronic office equipment	3-5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful life
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the long-lived assets (asset groups) to the estimated undiscounted future cash flows expected to result from the use of the long-lived assets (asset groups) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the long-lived assets (asset groups), the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets (asset groups) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the long-lived assets (asset groups), when the market prices are not readily available. The adjusted carrying amount of the long-lived assets represent the new cost basis and is depreciated over the long-lived asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Fair value measurements
Fair value measurements
ASC 820,
Fair Value Measurement
(“ASC 820”) defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, accounts payable and short-term borrowings approximate their fair values because of their generally short maturities. The carrying amount of long-term borrowings approximate their fair values since they bear interest rates which approximate market interest rates.

Revenue recognition
Revenue recognition
The Group recognizes revenue from (i) product sales of primarily fresh groceries, prepared food and other food products through “Dingdong Fresh” APP and mini program, and (ii) membership services.
The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer in an amount of consideration to which the Group expects to be entitled to in exchange for the good or service. An asset is transferred when the customer obtains control of that asset.
Product sales
The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When an entity is a principal, the entity obtains control of the specified goods or services before they are transferred to the customers and revenues are recognized at the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When an entity is an agent, its obligation is to facilitate third parties in fulfilling their performance obligation for the specified goods or services and revenues are recognized at the net amount for the amount of commission which the entity earns in exchange for arranging for the sale of the specified goods or services to be provided by other parties.
The Group recognizes product sales made through “Dingdong Fresh” APP and mini program on a gross basis because the Group is acting as a principal in these transactions as the Group (i) is responsible for fulfilling the promise to provide the specified goods, (ii) takes on inventory risk and (iii) has discretion in establishing price. The revenues of product sales are recognized at a point in time when the control of the product is transferred to the customer. Revenues are recorded net of value-added taxes (“VAT”).
The Group recognizes revenues net of discounts and return allowances. The Group does not issue any coupons concurrent with the completion of a sales transaction. The discounts and coupons are recorded as a deduction of revenue when used by customers, except for referral coupons, which are recognized as sales and marketing expenses when customers provide a customer referral. The Group allows for return of fresh groceries and other daily essentials returns within 24 hours and 7 days, respectively. The Group estimates a provision for product returns based on historical experience. As of December 31, 2020 and 2021, estimated liabilities for return allowances were not significant.
The Group also sells prepaid cards which can be redeemed to purchase products sold on the “Dingdong Fresh” APP and mini program. Cash collected from the sales of prepaid cards is initially recorded in “Customer advances and deferred revenue” in the consolidated balance sheets and subsequently recognized as revenues upon the sales of products through redemption of prepaid cards. The Group does not recognize revenue related to breakage or forfeiture of unused balances in prepaid cards as they do not expire.
Customers are also granted loyalty points primarily from the purchase of goods. Loyalty points can be used as cash coupons to buy any products sold by the Group, which will directly reduce the amount paid by the customer. Loyalty points expire three months from the date of issuance. The Group considers loyalty points awarded from sales of products to be part of its revenue generating activities, and accordingly, loyalty points are considered to be a material right and a separate performance obligation identified in the contract.
Consideration from the sales transaction is allocated to the products and loyalty points based on the relative standalone selling price of the products and loyalty points awarded. The amount of revenue the Group recognizes upon the redemption of loyalty points considers breakage, which is estimated based on the Group’s historical experience. As of December 31, 2020 and 2021, the deferred revenue of loyalty points was RMB16.6 million and RMB2.9 million (US$0.4 million
), respectively.

Membership services
The Group offers a membership program to its registered users. Memberships are offered for a one-month, three-month or twelve-month period and customers pay a fixed non-refundable upfront membership fee. During the membership period, members enjoy benefits such as free shipping for a certain number of orders every month, free fresh groceries upon purchase (limited to one piece per day), member exclusive products and exclusive discounts for certain products, coupons issued on a monthly basis that expire at the end of the month and VIP customer service. The Group has determined that these membership benefits provided over the membership period are a series of distinct goods and services that are considered one performance obligation. The Group recognizes the revenues of membership service fees over time on a straight-line basis over their respective subscription periods.

Cost of goods sold	Cost of goods sold Cost of goods sold consists of procurement costs of finished goods and material procurement costs, labor costs and processing costs for self-processed products.
Fulfillment expenses
Fulfillment expenses
Fulfillment expenses consists primarily of (i) outsourcing expenses charged by third party labor-force companies for provision of delivery riders and workers at regional processing centers and frontline fulfillment stations; (ii) lease expenses for regional processing centers and frontline fulfillment stations, and (iii) logistics expenses charged by third party couriers. Outsourcing expenses included in fulfillment expenses amounted to RMB1,256.9 million, RMB2,515.4 million and RMB4,266 million (US$669.4 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Sales and marketing expenses
Sales and marketing expenses
Sales and marketing expenses primarily consist of advertising expense and related expenses for personnel engaged in sales and marketing activities which are expensed as incurred. The amount
s
of advertising expenses incurred were RMB130.2 million, RMB322.4 million and RMB1,023.6 million (US$160.6 million) including referral coupons issued to customers for their referral services amounting to RMB66.3 million, RMB76.1 million and RMB122.3 million (US$18.7 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Product development expenses
Product development expenses
Product development expenses consist primarily of payroll costs and related expenses for research and development employees involved in the development of “Dingdong Fresh” APP and mini program, category expansions and systems support as well as depreciation of servers and other equipment, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s business activities. Product development expenses are expensed as incurred.

General and administrative expenses
General and administrative expenses
General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations, depreciation of facilities and equipment, rental and other general corporate related expenses.

Employee benefits
Employee benefits
The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and make contributions to the plan
based on the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The total amounts for such employee benefits were RMB24.8 million, RMB66.3 million and RMB231.3 million (US$36.3 million) for the years ended December 31, 2019, 2020 and 2021, respectively, and expensed in the period incurred.

Modification of redeemable convertible preferred shares
Modification of redeemable convertible preferred shares
The Group assesses whether an amendment to the terms of its redeemable convertible preferred shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than 10% from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

Redeemable noncontrolling interests
Redeemable noncontrolling interests
For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the noncontrolling interest will become redeemable to the earliest redemption date using the effective interest method. When the noncontrolling interest is mandatorily redeemable on a fixed or determinable date, the noncontrolling interest is classified as liabilities.

Share-based compensation
Share-based compensation
Share-based awards granted to employees and senior management of the Group are accounted for under ASC 718,
Compensation—Stock Compensation
(“ASC 718”).

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. Based on the Company’s assessment, all of the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Company’s equity awards included a performance condition that required employees to meet a minimum performance standard in order to be eligible for vesting. The Company assessed and concluded it is highly probable that employees would be able to fully vest in their awards based on the nature of the performance condition and the Company’s historical experience. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options using a binomial option tree pricing model when estimating the fair value of the options granted to employees. As the Company’s award included both service and performance conditions, the Company records compensation costs on a tranche-by-tranche
basis, with a corresponding impact reflected in additional
paid-in
capital. The Group accounts for forfeitures when they occur and reverses the previously recognized compensation costs for an award in the period which the employee resigns from or is terminated by the Group.

Government subsidies
Government subsidies
Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments.
There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income” when received. The government subsidies with certain operating conditions are recorded as “Other non-current liabilities” and will be recorded as non-operating income when the conditions are met. The Group received financial subsidies of RMB0.5 million, RMB23.2 million and RMB16.8 million (US$2.6 million) during the years ended December 31, 2019, 2020 and 2021, respectively, from various local PRC government authorities which was recognized as “Other Income” in those respective years.
Government subsidies
with certain operating conditions amounting to RMB
nil and RMB60.0 million (US$9.4 million)
were recorded as “
O
ther non-current liabilities” as of December 31, 2020 and 2021, respectively, and will be recognized as non-operating income when the conditions are met.

Interest income	Interest income Interest income is mainly generated from time deposits and short-term investments and is recognized on an accrual basis using the effective interest method.
Leases
Leases
The Group elects to account for all asset classes with lease and non-lease components as a single lease component and to exempt leases of vehicles and equipment with an initial term of 12 months or less from being recognized on the consolidated balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of comprehensive loss on a straight-line basis over the lease term.
From the Perspective of Lessee
The Group has no finance leases for any of the periods presented. The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset.
At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.
A lease liability is recognized for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.
The Group uses the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. The incremental borrowing rate is estimated on a portfolio basis considering the lease term, currency risk, credit risk and an adjustment for collateral. If lease terms include options to extend or terminate the lease, the operating lease ROU asset and lease liability are measured based on the reasonably certain criteria.
The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as “Operating lease liabilities, current” and “Operating lease liabilities, non-current”,
respectively, in the consolidated balance sheets.
The operating lease ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives.
Repayments of operating lease liabilities, variable lease payments and short-term lease payments are classified as operating activities in the consolidated statements of cash flows. Payments made for operating leases representing costs of bringing another asset to the condition and location necessary for its intended use are classified as investing activities in the consolidated statements of cash flows.

Income taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements.
The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expenses. The actual penalties or benefits ultimately realized may differ from the Group’s estimates. Additionally, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions and are recognized in the period in which the changes occur. The Group recorded the unrecognized tax benefits in
“Other non-current
liabilities” in the consolidated balance sheets and elected to include interest and penalties related to uncertain tax positions in “Income tax expenses” in the consolidated statements of comprehensive loss.

PRC value-added taxes
PRC value-added taxes
The Group is subject to Value-added taxes (“VAT”) on revenue generated from sales of products. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. The net VAT balance between input VAT and output VAT is recorded in the “Other current assets” on the consolidated balance sheets.

Segment reporting
Segment reporting
The Group operates and manages its business as a single segment, in accordance with ASC 280,
Segment Reporting
. The Group’s chief operating decision maker is the CEO. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Loss per share
Loss per share
In accordance with ASC 260,
Earnings Per Share
, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Prior to the Company’s initial public offering, the redeemable convertible preferred shares were considered participating securities because they were entitled to receive dividends or distributions on an as converted basis. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the redeemable convertible preferred shares using the if-converted method prior to the Company’s IPO and ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the years ended December 31, 2019 and 2020, the computation of basic loss per share using the two-class method was not applicable as the Company is in a net loss position and the redeemable convertible preferred shares do not have contractual rights and obligations to share in the losses of the Company. For the year ended December 31, 2021, the two-class method is applicable because the Group has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except those with respect to voting and conversion (Note 13). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion related to the redeemable convertible preferred shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties and short-term investments. As of December 31, 2020, and 2021, the Group had
RMB2,456.7
million and
RMB5,238.8 million (US$822.1
million) of
cash and
time
deposits held by financial institutions in the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.
The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Currency Convertibility Risk
Currency Convertibility Risk
Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk
Foreign Currency Exchange Rate Risk
The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, RMB has been permitted by the PRC government to fluctuate within a managed band against a basket of certain foreign currencies. The appreciation of the US$ against RMB in 2019 was approximately 1.3%. And the depreciation of the US$ against RMB was 6.3% and 2.3% in 2020 and 2021, respectively. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against US$ would result in foreign currency translation loss when translating the net assets of the Group from US$ into RMB.
The net foreign currency translation gain resulting from the translation from US$ to RMB reporting currency recorded in other comprehensive income was RMB30.4 million for the year ended December 31,

2019. For the years ended December 31,

2020 and 2021, the loss resulting from the translation from US$ to RMB was
 RMB53.4 million and RMB161.3 million (US$25.3 million), respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
New accounting standards which have been adopted
In December 2019, the FASB issued ASU No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. Certain amendments in this update should be applied retrospectively or modified retrospectively, and all other amendments should be applied prospectively. The Company adopted this standard on January 1, 2021. There was no material impact to the Company’s financial position or results of operations upon adoption.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”).
Subsequently, the FASB issued ASU No. 2019-05,
Financial Instruments- Credit Losses (Topic 326): Targeted Transition Relief and codification improvements to Topic 326 in ASU 2019-04 and ASU 2018-19
. The amendments
update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The Company adopted this standard on January 1, 2021. There was no material impact to the Company’s financial position or results of operations upon adoption.
New accounting standards which have not yet been adopted
In November 2021, the FASB issued ASU 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company will apply the guidance prospectively and expects the impact of this guidance will require additional disclosures on the Company’s government assistance arrangements in its consolidated financial statements, including the significant terms and conditions of the government assistance transaction.
In June 2020, the FASB issued ASU No. 2020-06
, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)
. For convertible
instruments, the new guidance simplifies an issuer’s accounting for convertible instruments by eliminating two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. As a result, more convertible instruments will be reported as single units of account. This standard is effective for the Company beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Company does not expect the impact of this guidance will have a material impact on its consolidated financial statements.